Certain Transactions	6 Months Ended
Jun. 30, 2026
Certain Transactions [Abstract]
CERTAIN TRANSACTIONS

NOTE 6 - Certain transactions:

As explained in Note 12C and 12D to the 2025 annual financial statements, the Company commenced building and integrating two bGenTM TES units to two Israeli customers (Tempo and Wolfson Hospital). These units will provide industrial steam for these customers’ operations, under long-term lease arrangements.

As of the date of approval of these interim financial statements, the Tempo TES facility has already been assembled and integrated into Tempo’s production facility and is currently producing steam as part of the commissioning process. Work for the built-out of the second TES of Wolfson unit has recently started.

Under the agreement signed with Baran on September 14, 2025, Baran is making advance payments for the acquisition of these TES units and the right to payments under the agreements with these customers, which will take place upon commissioning. As of the date of these financial statements, advances amounting to $838 thousand were made by Baran (presented in current liabilities). An additional $833 thousand were received after June 30, 2026.